32. Results of Midatech Pharma (Espana) SL (Tables)	12 Months Ended
Dec. 31, 2020
Results Of Midatech Pharma Espana Sl
Schedule of unaudited results

The unaudited results of Midatech Pharma (España) SL for the year to 31 December 2020 are as follows:

Year ended 31 December 2020 £’000
Grant revenue	163
Total revenue	163
Research and development costs	(2,820)
Administrative costs	(1,146)
Loss from operations	(3,803)
Finance expense	(11)
Loss before tax	(3,814)
Taxation	(21)
Loss from operations after tax	(3,835)